Statement to Securityholder

Ally Auto Receivables Trust 2011-5

Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-5

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	11/16/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-5

5. Collateral Summary	Collection Period, Begin:	12/1/2011

	Collection Period, End:	12/31/2011

6. Charge-Off and Delinquency Rates	Determination Date:	1/10/2012

7. Credit Instruments	Distribution Date:	1/17/2012

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-5

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005WAA8	267,000,000.00	188,756,281.68	0.42633000	32,881,847.88	73,766.43	32,955,614.31	0.00	0.00	155,874,433.80
A-2	02005WAB6	315,000,000.00	315,000,000.00	0.80000000	0.00	210,000.00	210,000.00	0.00	0.00	315,000,000.00
A-3	02005WAC4	325,000,000.00	325,000,000.00	0.99000000	0.00	268,125.00	268,125.00	0.00	0.00	325,000,000.00
A-4	02005WAD2	109,300,000.00	109,300,000.00	1.32000000	0.00	120,230.00	120,230.00	0.00	0.00	109,300,000.00
B	02005WAE0	38,020,000.00	38,020,000.00	1.90000000	0.00	60,198.33	60,198.33	0.00	0.00	38,020,000.00
C	02005WAF7	29,870,000.00	29,870,000.00	2.39000000	0.00	59,491.08	59,491.08	0.00	0.00	29,870,000.00
Deal Totals		1,084,190,000.00	1,005,946,281.68		32,881,847.88	791,810.84	33,673,658.72	0.00	0.00	973,064,433.80

Statement to Securityholder

Ally Auto Receivables Trust 2011-5

2. Factor Summary

(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Distribution Factor	Factor	Factor	Shortfall Factor	Factor
A-1	706.95236584	123.15298831	0.27627876	123.42926708	0.00000000	583.79937753
A-2	1,000.00000000	0.00000000	0.66666667	0.66666667	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.82500000	0.82500000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.10000000	1.10000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.58333325	1.58333325	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.99166656	1.99166656	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	927.83209740
Ending Aggregate Note Pool Factor:	897.50360527

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-5

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note	Interest	Interest	Accrual	Applicable	Margin	Fixed	Note Rate	Target Interest
	Principal Balance	Accrual	Accrual	Methodology	Index				Distribution
		Period, Start	Period, End
A-1	188,756,281.68	12/15/2011	1/16/2012	Actual/360	N/A	N/A	0.42633000	0.42633000	73,766.43
A-2	315,000,000.00	12/15/2011	1/16/2012	30/360	N/A	N/A	0.80000000	0.80000000	210,000.00
A-3	325,000,000.00	12/15/2011	1/16/2012	30/360	N/A	N/A	0.99000000	0.99000000	268,125.00
A-4	109,300,000.00	12/15/2011	1/16/2012	30/360	N/A	N/A	1.32000000	1.32000000	120,230.00
B	38,020,000.00	12/15/2011	1/16/2012	30/360	N/A	N/A	1.90000000	1.90000000	60,198.33
C	29,870,000.00	12/15/2011	1/16/2012	30/360	N/A	N/A	2.39000000	2.39000000	59,491.08

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest	Target Interest Distribution	Interest Shortfall Amount	Actual Interest Distribution	Remaining Unpaid Interest
	Carryover Shortfall		Allocated/(Repaid)		Carryover Shortfall
				(2) - (3) = (4)	(1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	73,766.43	0.00	73,766.43	0.00
A-2	0.00	210,000.00	0.00	210,000.00	0.00
A-3	0.00	268,125.00	0.00	268,125.00	0.00
A-4	0.00	120,230.00	0.00	120,230.00	0.00
B	0.00	60,198.33	0.00	60,198.33	0.00
C	0.00	59,491.08	0.00	59,491.08	0.00
Deal Totals	0.00	791,810.84	0.00	791,810.84	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-5

4. Collections and Distributions

Collections
Receipts During the Period	37,351,296.38
Administrative Purchase Payments	67,932.69
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	67,579.69
Other Fees or Expenses Paid	0.00
Total Collections	37,486,808.76

Beginning Reserve Account Balance	5,431,681.99
Total Available Amount	42,918,490.75

Distributions
Total Available Amount	42,918,490.75
Basic Servicing Fee	880,801.67
Aggregate Class A Interest Distributable Amount	672,121.43
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	60,198.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	59,491.08
Third Priority Principal Distributable Amount	22,018,483.89
Reserve Account Deposit	5,431,681.99
Noteholders' Regular Principal Distributable Amount	10,863,363.99
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	2,932,348.37

Supplemental Servicing Fees	34,086.40
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-5

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	51,698	50,166	49,460
Deal Totals	Aggregate Receivables Principal Balance	1,086,336,398.60	1,016,276,043.70	983,927,797.79
	Aggregate Amount Financed	1,131,025,758.82	1,056,961,998.78	1,022,671,076.17

A breach of representation and warranty contained in Section 3.01 of the Pooling Agreement was discovered and cured by Ally Bank with respect to eighty-four (84) certain Receivables, constituting 0.03% of the Aggregate Receivables Principal Balance measured as of the Cutoff Date and there have been no other Receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average Coupon	Average	Average	Average Original	Average	Average	Average	Average	Average
		Coupon	Coupon	Maturity	Original	Original	Remaining	Remaining	Remaining
					Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	3.90000000	3.88721816	3.88790182	63.47	63.43	63.44	52.90	51.03	50.14

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.47%	1.05%	1.13%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2011-5

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,039,816,537.48	10,723.44	0.0124%	49,460	21	0.0425%
Preceding	1,073,845,152.55	0.00	0.0000%	50,166	0	0.0000%
Next Preceding	1,110,877,032.57	0.00	0.0000%	50,829	0	0.0000%
Three Month Average			0.0041%			0.0142%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,131,025,758.82	10,723.44	0.0009%	31 - 60 days	171	3,821,441.99
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2011-5 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	21	517,208.16
				> 90 days	0	0.00
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	24	502,598.61
				Current Period	21	385,738.53
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	1	1,411.77
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	44	886,925.37

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specific Reserve
				Draws	Releases		Account Balance
Cash Reserve	5,431,681.99	5,431,681.99	0.00	0.00	0.00	5,431,681.99	5,431,681.99

Statement to Securityholder

Ally Auto Receivables Trust 2011-5

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,146,398.60
Current Overcollateralization	10,863,363.99
Overcollateralization Target	10,863,363.99

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2011-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-5 will perform in the future.

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